UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number    811-22080
                                                -------------

                  First Trust Active Dividend Income Fund
             --------------------------------------------------
             (Exact name of registrant as specified in charter)

                    120 East Liberty Drive, Suite 400
                            Wheaton, IL 60187
            ---------------------------------------------------
            (Address of principal executive offices) (Zip code)

                           W. Scott Jardine, Esq.
                        First Trust Portfolios, L.P.
                    120 East Liberty Drive, Suite 400
                            Wheaton, IL 60187
            ----------------------------------------------------
                  (Name and address of agent for service)

      Registrant's telephone number, including area code:  630-765-8000
                                                          --------------

                   Date of fiscal year end:   November 30
                                            --------------

                 Date of reporting period:   August 31, 2009
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
AUGUST 31, 2009 (Unaudited)



  SHARES      DESCRIPTION                                               VALUE
----------    ----------------------------------------------------  ------------
COMMON STOCKS - 83.8%
              AEROSPACE & DEFENSE - 0.7%
   35,000     Spirit AeroSystems Holdings, Inc., Class A (b)        $    543,200
                                                                    ------------

              AUTO COMPONENTS - 2.4%
   70,000     Johnson Controls, Inc.                                   1,733,900
                                                                    ------------

              BEVERAGES - 3.3%
    6,000     Coca-Cola (The) Co.                                        292,620
   38,000     PepsiCo, Inc.                                            2,153,460
                                                                    ------------
                                                                       2,446,080
                                                                    ------------
              CAPITAL MARKETS - 1.6%
   52,500     Raymond James Financial, Inc.                            1,194,375
                                                                    ------------

              CHEMICALS - 2.9%
   12,000     Monsanto Co.                                             1,006,560
   15,000     Praxair, Inc.                                            1,149,300
                                                                    ------------
                                                                       2,155,860
                                                                    ------------
              COMMERCIAL BANKS - 2.4%
   30,000     Canadian Imperial Bank of Commerce                       1,753,500
                                                                    ------------

              COMMERCIAL SERVICES & SUPPLIES - 2.8%
   68,000     Waste Management, Inc.                                   2,035,240
                                                                    ------------

              COMMUNICATIONS EQUIPMENT - 1.7%
   10,000     Harris Corp.                                               347,300
   20,000     QUALCOMM, Inc.                                             928,400
                                                                    ------------
                                                                       1,275,700
                                                                    ------------
              COMPUTERS & PERIPHERALS - 3.6%
    1,800     Apple, Inc. (b)                                            302,778
   50,000     EMC Corp.                                                  795,000
   16,000     Hewlett-Packard Co.                                        718,240
   60,000     Seagate Technology                                         831,000
                                                                    ------------
                                                                       2,647,018
                                                                    ------------
              DISTRIBUTORS - 0.5%
    1,000     Genuine Parts Co.                                           37,040
                                                                    ------------

              DIVERSIFIED FINANCIAL SERVICES - 3.2%
  110,000     Bank of America Corp.                                    1,934,900
   90,000     Citigroup, Inc.                                            450,000
                                                                    ------------
                                                                       2,384,900
                                                                    ------------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
   24,000     AT&T, Inc.                                                 625,200
   22,500     Verizon Communications, Inc.                               698,400
                                                                    ------------
                                                                       1,323,600
                                                                    ------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.5%
   80,000     Tyco Electronics Ltd.                                    1,825,600
                                                                    ------------

              ENERGY EQUIPMENT & SERVICES - 1.1%
   15,000     Schlumberger Ltd.                                          843,000
                                                                    ------------

              FOOD PRODUCTS - 1.1%
    1,000     General Mills, Inc.                                         59,730
   14,000     H. J. Heinz Co.                                            539,000
    5,000     Kellogg Co.                                                235,450
                                                                    ------------
                                                                         834,180
                                                                    ------------
              HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
    2,000     Medtronic, Inc.                                             76,600
                                                                    ------------

              HOTELS, RESTAURANTS & LEISURE - 2.7%
   35,000     McDonald's Corp.                                         1,968,400
                                                                    ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued) (a)
AUGUST 31, 2009 (Unaudited)




  SHARES      DESCRIPTION                                               VALUE
----------    ----------------------------------------------------  ------------
COMMON STOCKS - (Continued)
              HOUSEHOLD PRODUCTS - 2.9%
   35,000     Kimberly-Clark Corp.                                  $  2,116,100
                                                                    ------------

              INDUSTRIAL CONGLOMERATES - 1.4%
   75,000     General Electric Co.                                     1,042,500
                                                                    ------------

              INSURANCE - 6.6%
   10,000     Allstate (The) Corp.                                       293,900
   15,000     Hartford Financial Services Group (The), Inc.              355,800
   16,000     Lincoln National Corp.                                     403,840
   27,000     MetLife, Inc.                                            1,019,520
   15,000     Prudential Financial, Inc.                                 758,700
   40,000     Travelers (The) Cos., Inc.                               2,016,800
                                                                    ------------
                                                                       4,848,560
                                                                    ------------
              MACHINERY - 1.1%
   20,000     Illinois Tool Works, Inc.                                  836,400
                                                                    ------------

              METALS & MINING - 4.9%
   45,000     BHP Billiton Ltd. - ADR                                  2,803,500
   40,000     Vale S.A. - ADR                                            768,400
                                                                    ------------
                                                                       3,571,900
                                                                    ------------
              MULTI-UTILITIES - 0.4%
   10,000     Public Service Enterprise Group                            316,700
                                                                    ------------

              OIL, GAS & CONSUMABLE FUELS - 6.2%
   30,000     Anadarko Petroleum Corp.                                 1,586,100
    1,500     Murphy Oil Corp.                                            85,500
    5,000     Nordic American Tanker Shipping Ltd.                       148,850
   30,000     Occidental Petroleum Corp.                               2,193,000
   10,000     TOTAL S.A. - ADR                                           572,700
                                                                    ------------
                                                                       4,586,150
                                                                    ------------
              PHARMACEUTICALS - 3.9%
   12,000     Bristol-Myers Squibb Co.                                   265,560
   80,000     Merck & Co., Inc.                                        2,594,400
                                                                    ------------
                                                                       2,859,960
                                                                    ------------
              REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.7%
  115,000     Annaly Capital Management, Inc.                          1,994,100
                                                                    ------------

              ROAD & RAIL - 1.6%
   14,000     Burlington Northern Santa Fe Corp.                       1,162,280
                                                                    ------------

              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
   60,000     Intel Corp.                                              1,219,200
    1,000     Linear Technology Corp.                                     26,570
   10,000     Microchip Technology, Inc.                                 265,500
   70,000     National Semiconductor Corp.                             1,061,900
   36,000     Xilinx, Inc.                                               800,640
    2,495     Taiwan Semiconductor Manufacturing Co. Ltd., ADR            26,697
                                                                    ------------
                                                                       3,400,507
                                                                    ------------
              SOFTWARE - 5.2%
   40,000     Microsoft Corp.                                            986,000
   22,000     Oracle Corp. (b)                                           481,140
   15,000     Salesforce.com                                             778,050
   45,000     VMware, Inc. - Class A (b)                               1,594,350
                                                                    ------------
                                                                       3,839,540
                                                                    ------------
              SPECIALTY RETAIL - 2.6%
   70,000     Home Depot (The), Inc.                                   1,910,300
                                                                    ------------

              TEXTILE, APPAREL & LUXURY GOODS - 1.5%
   20,000     NIKE, Inc., Class B                                      1,107,800
                                                                    ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued) (a)
AUGUST 31, 2009 (Unaudited)




  SHARES      DESCRIPTION                                               VALUE
----------    ----------------------------------------------------  ------------
COMMON STOCKS - (Continued)
              TOBACCO - 3.8%
   80,000     Altria Group, Inc.                                     $ 1,462,400
   30,000     Philip Morris International, Inc.                        1,371,300
                                                                    ------------
                                                                       2,833,700
                                                                    ------------

              TOTAL COMMON STOCKS - 83.8%                             61,504,690
              (Cost $60,637,185)                                    ------------

INVESTMENT COMPANIES - 4.6%
              ASSET MANAGEMENT & CUSTODY BANKS
    1,500     iShares MSCI Brazil Index Fund                              87,330
   40,000     ProShares UltraShort Financials                          1,067,200
   40,000     ProShares UltraShort QQQ                                 1,033,200
   27,000     ProShares UltraShort S&P500                              1,178,280
                                                                    ------------
              TOTAL INVESTMENT COMPANIES                               3,366,010
              (Cost $3,331,126)                                     ------------

MASTER LIMITED PARTNERSHIP - 1.1%
              CAPITAL MARKETS
   65,000     Blackstone Group (The) L.P.                                837,850
              (Cost $843,099)                                       ------------

              TOTAL INVESTMENTS - 89.5%                               65,708,550
              (Cost $64,811,410) (c)

              NET OTHER ASSETS AND LIABILITIES - 10.5%                 7,694,206
                                                                    ------------
              NET ASSETS - 100.0%                                   $ 73,402,756
                                                                    ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,385,718 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $488,578.

ADR - American Depositary Receipt


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of August 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                LEVEL 2            LEVEL 3
                                          TOTAL               LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                       MARKET VALUE            QUOTED          OBSERVABLE        UNOBSERVABLE
                                       AT 08/31/09             PRICE             INPUTS             INPUTS
                                     ----------------   ----------------    ---------------    ----------------

Common Stocks*                         $ 61,504,690       $ 61,504,690          $    -              $    -
Investment Companies*                     3,366,010          3,366,010               -                   -
Master Limited Partnership*                 837,850            837,850               -                   -
                                     ----------------   ----------------    ---------------    ----------------
                                       $ 65,708,550       $ 65,708,550          $    -              $    -
                                     ================   ================    ===============    ================

* See the Portfolio of Investments for industry breakout.




                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                     FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                           AUGUST 31, 2009 (Unaudited)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:
The net asset value ("NAV") of the Common Shares of First Trust Active Dividend Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described as follows:

o  Level 1 - quoted prices in active markets for identical securities
o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the Level 3 roll-forward disclosure for each major security type.

                     FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                           AUGUST 31, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of August 31, 2009 is included in the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Active Dividend Income Fund
             --------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  October 21, 2009
     -----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  October 21, 2009
     -----------------------------




By (Signature and Title)*  /s/ Mark R. Bradley
                           --------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  October 21, 2009
     -----------------------------


* Print the name and title of each signing officer under his or her signature.